Summary of Significant Accounting Policie (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Mar. 31, 2015 item
Indefinite Lived Intangible Assets Excluding Goodwill
Indefinite lived intangible assets excluding goodwill	$ 0
Number of reporting units	4
Gross amount of goodwill
Balance, beginning of period	2,783,685	2,655,499
Deductible goodwill acquired during the year	39,798	64,040
Non-deductible goodwill acquired during the year	44,319	77,712
Allocated to divestiture	(7,750)
Fair value and other adjustments	(34,008)	8,522
Currency effects	(83,825)	(22,088)
Balance, end of period	2,742,219	2,783,685
Accumulated amortization
Balance, beginning of period	320,333	320,740
Currency effects	(1,897)	(407)
Balance, end of period	318,436	320,333
Goodwill	2,423,783	2,463,352
Accumulated Goodwill Impairment Balance	132,409	132,409
Total fair value and other adjustments, related to property, plant and equipment, net, customer relationships and deferred income taxes		8,446
Total fair value and other adjustments related to deferred income taxes	(32,265)
Total fair value and other adjustments related to property, plant and equipment and other assumed liabilities	(443)
Cash received (paid) related to acquisitions made in previous years	1,300	(76)
Emerging Business
Accumulated amortization
Goodwill		88,599
Latin America
Accumulated amortization
Goodwill		93,149
Western Europe
Accumulated amortization
Goodwill		375,954
North America
Accumulated amortization
Goodwill		1,849,440
Asia Pacific
Accumulated amortization
Goodwill		56,210
North American Records and Information Management Business
Indefinite Lived Intangible Assets Excluding Goodwill
Number of reporting units	3
Gross amount of goodwill
Balance, beginning of period	1,671,927	1,602,824
Deductible goodwill acquired during the year	7,745	40,046
Non-deductible goodwill acquired during the year	7,045	34,066
Fair value and other adjustments	(26,898)	7,144
Currency effects	(14,610)	(12,153)
Balance, end of period	1,645,209	1,671,927
Accumulated amortization
Balance, beginning of period	206,706	207,309
Currency effects	(719)	(603)
Balance, end of period	205,987	206,706
Goodwill	1,439,222	1,465,221
Accumulated Goodwill Impairment Balance	85,909	85,909
North American Records and Information Management Business | North American Records and Information Management
Accumulated amortization
Goodwill	1,397,484
North American Records and Information Management Business | Intellectual Property Management
Accumulated amortization
Goodwill	38,491
North American Records and Information Management Business | Fulfillment Services
Accumulated amortization
Goodwill	3,247
North American Data Management
Gross amount of goodwill
Balance, beginning of period	438,423	421,147
Deductible goodwill acquired during the year	1,936	10,011
Non-deductible goodwill acquired during the year		8,517
Fair value and other adjustments	(6,724)	1,786
Currency effects	(3,653)	(3,038)
Balance, end of period	429,982	438,423
Accumulated amortization
Balance, beginning of period	54,204	54,355
Currency effects	(179)	(151)
Balance, end of period	54,025	54,204
Goodwill	375,957	384,219
North American Data Management | North American Data Management
Accumulated amortization
Goodwill	375,957
Western European Business
Gross amount of goodwill
Balance, beginning of period	447,206	435,834
Non-deductible goodwill acquired during the year	3,405	1,172
Allocated to divestiture	(4,032)
Fair value and other adjustments		188
Currency effects	(34,257)	10,012
Balance, end of period	412,322	447,206
Accumulated amortization
Balance, beginning of period	59,253	58,905
Currency effects	(980)	348
Balance, end of period	58,273	59,253
Goodwill	354,049	387,953
Accumulated Goodwill Impairment Balance	46,500	46,500
Western European Business | New Western Europe
Accumulated amortization
Goodwill	354,049
Other International Business
Gross amount of goodwill
Balance, beginning of period	226,129	195,694
Deductible goodwill acquired during the year	30,117	13,983
Non-deductible goodwill acquired during the year	33,869	33,957
Allocated to divestiture	(3,718)
Fair value and other adjustments	(386)	(596)
Currency effects	(31,305)	(16,909)
Balance, end of period	254,706	226,129
Accumulated amortization
Balance, beginning of period	170	171
Currency effects	(19)	(1)
Balance, end of period	151	170
Goodwill	254,555	225,959
Other International Business | New Emerging Markets
Accumulated amortization
Goodwill	87,408
Other International Business | Latin America
Accumulated amortization
Goodwill	107,240
Other International Business | Australia and Singapore
Accumulated amortization
Goodwill	55,779
Other International Business | Greater China
Accumulated amortization
Goodwill	3,500
Other International Business | Russia, Ukraine and Denmark
Accumulated amortization
Goodwill	$ 628
International Business
Indefinite Lived Intangible Assets Excluding Goodwill
Number of reporting units	7
Number of unique reportable segments the former reporting segment has been separated into			2